Supplemental Cash Flow Information - Schedule of Changes in Operating Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (206)	$ 21
Inventory	(232)	32
Risk management assets - current	4	(30)
Other current assets	4	31
Regulatory assets - current	(3)	(33)
Accounts payable and accrued liabilities	92	(41)
Customer deposits	27	(2)
Regulatory liabilities - current	(12)	(55)
Risk management liabilities - current	(1)	(1)
Other current liabilities	21	4
Other operating assets and liabilities	(104)	(129)
Changes in operating assets and liabilities	$ (410)	$ (203)